BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Guarantor Obligations [Line Items]
Total interest payments on consolidated borrowings, 2023	$ 875
Total interest payments on consolidated borrowings, 2024	804
Total interest payments on consolidated borrowings, 2025	772
Total interest payments on consolidated borrowings, 2026	706
Total interest payments on consolidated borrowings, 2027	655
Unsecured debt
Guarantor Obligations [Line Items]
Aggregate principal amount	8,250
Purchased notes	7,234
Non-recourse borrowings of consolidated securitization entities
Guarantor Obligations [Line Items]
Debt assumed by GE upon merger	5,258	$ 13,719
Debt issued by GE Capital | Unsecured debt
Guarantor Obligations [Line Items]
Purchased notes	6,106
Debt assumed by GE | Unsecured debt
Guarantor Obligations [Line Items]
Purchased notes	$ 1,128